Leases (Tables)	12 Months Ended
Mar. 31, 2021
Leases
Summary of components of operating lease cost

	Year ended March 31,
	2020	2021

	(in millions of RMB)
Operating lease cost	5,600	6,812
Variable lease cost	79	47
Total operating lease cost	5,679	6,859

Summary of future lease payments under operating leases

Amounts
(in millions of RMB)
For the year ending March 31,
2022	5,779
2023	5,086
2024	4,465
2025	3,822
2026	3,366
Thereafter	18,215
40,733
Less: imputed interest	(8,447)
Total operating lease liabilities (Note 19)	32,286